TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015

Beginning balance	$12,306	$10,117
Additions for prior year tax positions	911	36
Additions for current year tax positions	-	2,153

Ending balance	$13,217	$12,306

Summary of Taxes on Income

Taxes on income are comprised as follows:

	Year ended December 31,
	2016	2015	2014

Current taxes	$4,338	$5,082	$7,706
Deferred taxes	(2,687)	215	(1,775)

	$1,651	$5,297	$5,931

Domestic	$283	$3,084	$4,899
Foreign	1,368	2,213	1,032

	$1,651	$5,297	$5,931

	Year ended December 31,
	2016	2015	2014
Domestic taxes:

Current taxes	$494	$2,715	$5,538
Deferred taxes	(211)	369	(639)

	283	3,084	4,899
Foreign taxes:

Current taxes	3,844	2,367	2,168
Deferred taxes	(2,476)	(154)	(1,136)

	1,368	2,213	1,032

Taxes on income	$1,651	$5,297	$5,931

Significant Components of Deferred Tax Liabilities and Assets
Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2016	2015

Carryforward tax losses	$2,210	$1,625
Deferred revenues	5,764	4,172
Temporary differences	5,881	4,982
Intangible assets	36	294

Deferred tax assets before valuation allowance	13,891	11,073
Valuation allowance	(1,495)	(1,032)

Net deferred tax asset	12,396	10,041

Intangible assets, including goodwill	(2,997)	(2,931)
Depreciable assets	(1,989)	(1,840)
Unrealized losses (gains) on marketable securities	7	(419)

Deferred tax liability	(4,979)	(5,190)

Net deferred tax assets	$7,417	$4,851

The net change in the total valuation allowance for the year ended December 31, 2016 was mainly relates to the losses carryforwards of the Israeli subsidiary that the Company concluded that it is not more likely than not that the net deferred tax assets will be realized and a valuation allowance has been recorded against these assets..

	December 31,
	2016	2015

Domestic deferred tax asset, net	$1,233	$598
Foreign deferred tax asset, net	6,184	4,253

	$7,417	$4,851

Reconciliation Between Theoretical and Actual Tax Expense

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2016	2015	2014

Income (loss) before taxes, as reported in the consolidated statements of income	$(7,008)	$23,866	$30,881

Statutory tax rate	25%	26.5%	26.5%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$(1,752)	$6,324	$8,183
Tax adjustment in respect of different tax rate of foreign subsidiary	427	622	190
Non-deductible expenses and other permanent differences	200	322	772
Deferred taxes on losses for which valuation allowance was provided, net	463	377	270
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	-	(555)	-
Stock compensation relating to stock options per ASC No. 718	1,342	1,186	1,624
Approved, Privileged and Preferred enterprise loss (benefits) (*)	916	(3,047)	(5,154)
Other	55	68	46

Actual tax expense	$1,651	$5,297	$5,931

(*)	Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.03	$0.07	$0.11

	Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.03	$0.06	$0.11

Schedule of Income Before Income Taxes

Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Domestic	$(11,475)	$20,247	$28,203
Foreign	4,467	3,619	2,678

Income (loss) before income taxes	$(7,008)	$23,866	$30,881